Note 15 - Share-Based Compensation - Share-Based Compensation, Stock Options Activity (Details) - Share-Based Payment Arrangement, Option [Member] $ / shares in Units, shares in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Outstanding, shares (in shares) | shares	23,215
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 0.42
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares	1,450
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 0.19
Exercised, shares (in shares) | shares	(485)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0.17
Forfeited/Expired, shares (in shares) | shares	0
Forfeited/Expired, weighted average exercise price (in dollars per share) | $ / shares	$ 0
Outstanding, shares (in shares) | shares	24,180
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 0.41
Outstanding, weighted average remaining contractual term (Year)	3 years 7 months 6 days
Outstanding, aggregate intrinsic value | $	$ 542
Vested, shares (in shares) | shares	22,943
Vested, weighted average exercise price (in dollars per share) | $ / shares	$ 0.42
Vested, weighted average remaining contractual term (Year)	3 years 3 months 18 days
Vested, aggregate intrinsic value | $	$ 489